SCHEDULE OF EARN-OUT LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Beginning balance - January 1	$ 3,813,878	$ 2,931,418	$ 2,850,050
Changes due to business combinations		1,694,166	81,368
Changes due to payments		(452,236)
Changes due to fair value adjustments	407,071	(278,102)
Changes due to write-offs		(81,368)
Ending balance	4,220,949	3,813,878	2,931,418
Commercial Solutions Of Insurance Agency LLC [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance - January 1		81,368
Changes due to business combinations			81,368
Changes due to payments
Changes due to fair value adjustments
Changes due to write-offs		(81,368)
Ending balance			81,368
Fortman Insurance Agency LLC [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance - January 1	515,308	432,655	432,655
Changes due to business combinations
Changes due to payments
Changes due to fair value adjustments	29,522	82,653
Changes due to write-offs
Ending balance	544,830	515,308	432,655
Southwestern Montana Insurance Center Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance - January 1	615,969	522,553	522,553
Changes due to business combinations
Changes due to payments
Changes due to fair value adjustments	37,741	93,416
Changes due to write-offs
Ending balance	653,710	615,969	522,553
Altruis Benefits Consultants Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance - January 1	992,868	1,894,842	1,894,842
Changes due to business combinations
Changes due to payments		(452,236)
Changes due to fair value adjustments		(449,738)
Changes due to write-offs
Ending balance	992,868	992,868	1,894,842
JP Kush And Associates Inc [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance - January 1	1,689,733
Changes due to business combinations		1,694,166
Changes due to payments
Changes due to fair value adjustments	339,808	(4,433)
Changes due to write-offs
Ending balance	$ 2,029,541	$ 1,689,733